DEPOSITS AND OBLIGATIONS - Schedule of Demand Deposits (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits from customers [abstract]
Saving deposits	S/ 67,811,945	S/ 59,757,825
Demand deposits	57,051,970	52,590,952
Time deposits	40,362,433	44,116,438
Severance indemnity deposits	3,192,564	2,996,020
Bank’s negotiable certificates	981,822	1,101,347
Total	169,400,734	160,562,582
Interest payable	1,000,899	1,279,484
Total	S/ 170,401,633	S/ 161,842,066